Note 51	12 Months Ended
Dec. 31, 2023
Consolidated statements of cash flows [Abstract]
Disclosure of consolidated statements of cash flows [Text Block]	Consolidated statements of cash flows
The variation between 2023, 2022 and 2021 of the financial liabilities from financing activities is the following:

Liabilities from financing activities (Millions of Euros)
	Liabilities at amortized cost: Debt certificates			Of which: Issuances of subordinated liabilities (1)
	2023	2022	2021	2023	2022	2021

Balance at the beginning	55,429	55,763	61,780	12,485	14,794	17,248
Cash flows	13,283	(678)	(5,728)	3,388	(1,945)	(1,941)
Non-cash changes	(5)	344	(289)	(40)	(364)	(513)
Acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	(772)
Disposals by companies held for sale	—	—	—	—	—	—
Foreign exchange movement	(5)	344	(289)	(40)	(364)	259
Fair value changes	—	—	—	—	—	—
Balance at the end	68,707	55,429	55,763	15,832	12,485	14,794
(1) There were €35, €24 and €14 million of subordinated deposits as of December 31, 2023, 2022 and 2021, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €345, €313 and €359 million in 2023, 2022 and 2021, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.